Business Combinations - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022	Nov. 01, 2021
Disclosure of subsidiaries [Line Items]
Revenue from continuing operations	$ 570,363,380	$ 497,146,285
Profit from continuing operations	$ 62,277,713	28,833,916
USIFR [Member]
Disclosure of subsidiaries [Line Items]
Percentage of voting equity interests acquired					100.00%
Proceeds From Sale Of Restricted Investments		385,735
Proceeds from Decommissioning Trust Fund Assets		294,244
Proceed From the issue of Other investment		91,491
Top of range [member]
Disclosure of subsidiaries [Line Items]
Contingent consideration recognised as of acquisition date			$ 42,805
USIFR [Member]
Disclosure of subsidiaries [Line Items]
Consideration paid in cash for shares		10,800,558	368,753
Arrangement for contingent consideration by making deposit to trust fund		$ 294,244	$ 10,122
UGPL [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued | shares			25,940
FAFG [Member]
Disclosure of subsidiaries [Line Items]
Percentage of Ownership (%)		100.00%	100.00%
Percentage of voting equity interests acquired				100.00%